Organization and Nature of Business (Tables)	3 Months Ended
Mar. 31, 2025
Organization and Nature of Business [Abstract]
Schedule of Details of Shareholders

Details of shareholders as of March 31, 2025 are as follows:

Name of Shareholder	Number of ordinary share	Percentage of ownership
Bellevue Global Life Sciences Investors LLC	1,332,500	6.91%
Bellevue Capital Management Europe AG	8,612,634	44.68%
Bellevue Capital Management LLC	3,123,970	16.21%
Duksung Co.,Ltd.	1,420,215	7.37%
Others	4,787,659	25.68%
Total	19,276,978	100.00%

Schedule of Investments in Subsidiaries

Details of investments in subsidiaries as of March 31, 2025 are as follows:

Name of subsidiary	Share capital	Percentage of ownership	Principal activities	Country of incorporation
VAXIMM AG (“VAXIMM”)	1,091,203,754	100.00%	Biotech (drug development)	Switzerland
RMC Co., Ltd. (“RMC”)	35,000,000	100.00%	Medical device distribution	Republic of Korea
Darnatein Co., Ltd. (“Darnatein”)	6,466,667,000	100.00%	Biotech (drug development)	Republic of Korea
OSR Holdings, Inc.	2,826,969	100.00%	SPAC	The United States

Schedule of Key Financial Information

Key financial information of the subsidiaries at March 31, 2025 are as follows:

Name of subsidiary	Asset	Liability	Equity	Sales	Net Income (loss)
VAXIMM AG	$910,415	$386,254	$524,161	$-	$(78,609)
RMC Co.,Ltd	2,040,181	1,568,695	471,486	761,272	(211,541)
Darnatein Co.,Ltd	110,171	678,651	(568,481)	-	(141,742)
OSR Holdings, Inc.	1,687,119	10,071,814	(8,384,695)	-	-

Schedule of Summaries of Entities

Summaries of entities, which are newly included in consolidation scope for the periods ended March 31, 2025 and 2024 are as follows:

For the year ended March 31, 2025
Name of subsidiary	Reason	Type of purchase consideration
OSR Holdings, Inc.	Acquisition (*1)	Equity swap with shares of the Parent and OSR inc.’s share